Equity Method Investments	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
7. Equity Method Investments
LeoStella
The Company accounts for its investment in LeoStella as an equity method investment. The Company did not make any additional capital investments in LeoStella during the years ended December 31, 2021 or 2020; the
Company received a distribution of $0.3 million during 2021. During the years ended December 31, 2021 and 2020, respectively, the Company remitted $19.3 million and $8.2 million of payments to LeoStella for satellite manufacturing and satellite software development.
X-Bow
In 2017, the Company entered into a stock subscription and technology transfer agreement with X-Bow, whereby the Company assigned and transferred certain intellectual property rights owned by the Company to X-Bow in exchange for 13.5 million shares of X-Bow, a strategic investment in a space technology company specializing in additive manufacturing of solid rocket motors. As of December 31, 2021, the Company's interest in X-Bow was 17.5%.
The following tables present summarized financial information for the Company’s equity method investments as of December 31, 2021 and 2020 and for the years ended December 31, 2021 and 2020.

	December 31,	December 31,
Summarized balance sheets	2021	2020
	(in thousands)
Current assets	$60,652	$64,355
Non-current assets	5,798	7,468
Total assets	$66,450	$71,823

Current liabilities	$39,612	$57,040
Non-current liabilities	706	6,589
Total liabilities	$40,318	$63,629

	Years Ended December 31,
Summarized statements of operations	2021	2020
	(in thousands)
Revenue	$61,802	$14,917
Gross margin	$12,410	$2,636
Net income (loss)	$6,540	$(1,873)
Current assets of the Company’s equity method investees primarily consisted of inventories of $17.0 million and $47.3 million as of December 31, 2021 and 2020, respectively. Total liabilities of the Company’s equity method investees primarily consisted of customer advances from related parties of $35.2 million and $51.4 million as of December 31, 2021 and 2020, respectively.
The revenue related to equity method investments attributable to related parties was $55.5 million and $14.9 million for the years ended December 31, 2021 and 2020, respectively. The Company has differences between the carrying value of its equity method investments and the underlying equity in the net assets of the investees of $2.9 million as of December 31, 2021 and $0.5 million as of December 31, 2020. The difference is the result of the elimination of upstream intra-entity profits from the sale of satellites.